Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2019
TextBlock [abstract]
Summary of Intangible Assets

	Goodwill	Technology License Fees	Software and System Design Costs	Patent and Others	Total
	NT$	NT$	NT$	NT$	NT$
	(In Millions)	(In Millions)	(In Millions)	(In Millions)	(In Millions)
Cost
Balance at January 1, 2017	$6,008.0	$9,546.0	$22,243.6	$5,386.4	$43,184.0
Additions	—	897.9	3,021.1	349.2	4,268.2
Retirements	—	—	(75.2)	—	(75.2)
Reclassification	—	—	7.7	(18.0)	(10.3)
Effect of disposal of subsidiary	(13.5)	—	(7.7)	—	(21.2)
Effect of exchange rate changes	(345.8)	(0.6)	(3.2)	(1.6)	(351.2)

Balance at December 31, 2017	$5,648.7	$10,443.3	$25,186.3	$5,716.0	$46,994.3

Accumulated amortization and impairment
Balance at January 1, 2017	$—	$6,147.2	$18,144.5	$4,277.5	$28,569.2
Additions	—	1,548.3	2,310.7	487.7	4,346.7
Retirements	—	—	(75.2)	—	(75.2)
Reclassification	—	—	7.4	(17.1)	(9.7)
Impairment	13.5	—	—	—	13.5
Effect of disposal of subsidiary	(13.5)	—	(7.6)	—	(21.1)
Effect of exchange rate changes	—	(0.6)	(3.1)	(0.6)	(4.3)

Balance at December 31, 2017	$—	$7,694.9	$20,376.7	$4,747.5	$32,819.1

Carrying amounts at December 31, 2017	$5,648.7	$2,748.4	$4,809.6	$968.5	$14,175.2

Cost
Balance at January 1, 2018	$5,648.7	$10,443.3	$25,186.3	$5,716.0	$46,994.3
Additions	—	533.7	4,601.9	1,969.4	7,105.0
Disposals or retirements	—	—	(186.7)	(31.2)	(217.9)
Effect of exchange rate changes	146.8	(2.5)	(6.9)	2.1	139.5

Balance at December 31, 2018	$5,795.5	$10,974.5	$29,594.6	$7,656.3	$54,020.9

Accumulated amortization and impairment
Balance at January 1, 2018	$—	$7,694.9	$20,376.7	$4,747.5	$32,819.1
Additions	—	1,063.6	2,835.3	522.5	4,421.4
Disposals or retirements	—	—	(186.6)	(31.2)	(217.8)
Effect of exchange rate changes	—	(2.5)	(1.7)	0.3	(3.9)

Balance at December 31, 2018	$—	$8,756.0	$23,023.7	$5,239.1	$37,018.8

Carrying amounts at December 31, 2018	$5,795.5	$2,218.5	$6,570.9	$2,417.2	$17,002.1

Cost
Balance at January 1, 2019	$5,795.5	$10,974.5	$29,594.6	$7,656.3	$54,020.9
Additions	—	4,879.6	3,710.4	647.8	9,237.8
Disposals or retirements	—	—	(260.9)	—	(260.9)
Effect of exchange rate changes	(102.1)	0.9	(20.1)	(1.2)	(122.5)

Balance at December 31, 2019	$5,693.4	$15,855.0	$33,024.0	$8,302.9	$62,875.3

Accumulated amortization and impairment
Balance at January 1, 2019	$—	$8,756.0	$23,023.7	$5,239.1	$37,018.8
Additions	—	1,066.9	3,747.3	658.2	5,472.4
Disposals or retirements	—	—	(258.6)	—	(258.6)
Effect of exchange rate changes	—	0.9	(10.3)	(0.9)	(10.3)

Balance at December 31, 2019	$—	$9,823.8	$26,502.1	$5,896.4	$42,222.3

Carrying amounts at December 31, 2019	$5,693.4	$6,031.2	$6,521.9	$2,406.5	$20,653.0